As filed with the Securities and Exchange Commission on Ocotber 6, 2006
                                      Investment Company Act Fle number 811-8591

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                        PAX WORLD MONEY MARKET FUND, INC.
               (Exact name of registrant as specified in charter)


                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)

                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200


Date of fiscal year end:   January 31


Date of reporting period:  July 31, 2006

ITEM 1: REPORT TO STOCKHOLDERS

                                        PAX WORLD
                                        ETHICAL INVESTING

                                        SEMI-ANNUAL REPORT

[GRAPHIC OMITTED]

                                        PAX WORLD
                                        MONEY MARKET FUND

                                        31 JULY 2006

INVESTMENT ADVISER

Pax World Management Corp.
222 State Street
Portsmouth, NH  03801-3853

TRANSFER AND DIVIDEND DISBURSING AGENTS

INDIVIDUAL INVESTOR CLASS:

PFPC, Inc.
101 Sabin Street
Pawtucket, RI  02860

INSTITUTIONAL & BROKER SERVICE CLASSES:

Reich & Tang Services, Inc.
600 Fifth Avenue
New York, NY  10020

ADDRESS ALL ACCOUNT INQUIRIES TO:

Pax World Money Market Fund
P.O. Box 9824
Providence, RI  02940-8024

                                                600 Fifth Avenue
PAX WORLD                                       New York, NY 10020
MONEY MARKET FUND, INC.                         (212) 830-5200

Dear Shareholder:


We are pleased to present the semi-annual report of the Pax World Money Market Fund, Inc. (the "Fund") for the period February 1, 2006 through July 31, 2006.


The Fund had net assets of $173,833,452 and 3,218 active shareholders as of July 31, 2006.

Thank you for your support and we look forward to continuing to serve your cash management needs.

Sincerely,


/s/ Thomas W. Grant      /s/ Laurence A. Shadek             /s/ Steven W. Duff
Thomas W. Grant          Laurence A. Shadek                 Steven W. Duff
President                Executive Vice-President           Director

                                          EXPENSE CHART, (UNAUDITED)
                                          FOR THE SIX MONTHS ENDED JULY 31, 2006

PAX WORLD MONEY MARKET FUND, INC.


As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2006 through July 31, 2006.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

With respect to the Individual Investor Class, please note that IRA, Coverdell Education Savings, Roth IRA, SEP-IRA, SIMPLE IRA and 403(b)(7) accounts are charged an annual custodial fee of $12. If you are invested in one of these account types, you should add an additional $12 to the estimated expenses paid on your account.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                          FOR THE SIX MONTHS ENDED JULY 31, 2006

PAX WORLD MONEY MARKET FUND, INC.

With respect to the Individual Investor Class, please note that IRA, Coverdell Education Savings, Roth IRA, SEP-IRA, SIMPLE IRA and 403(b)(7) accounts are charged an annual custodial fee of $12. If you are invested in one of these account types, you should add an additional $12 to the estimated expenses paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

-------------------------------------------------------------------------------

 INDIVIDUAL INVESTOR    BEGINNING ACCOUNT  ENDING ACCOUNT    EXPENSES PAID
        CLASS            VALUE 2/1/06       VALUE 7/31/06    DURING THE PERIOD*

-------------------------------------------------------------------------------
  Actual                   $1,000.00        $1,021.00             $3.31
-------------------------------------------------------------------------------
  Hypothetical (5%         $1,000.00        $1,021.52             $3.31
  return before
  expenses)
-------------------------------------------------------------------------------
 INSTITUTIONAL          BEGINNING ACCOUNT  ENDING ACCOUNT    EXPENSES PAID
     CLASS               VALUE 2/1/06       VALUE 7/31/06    DURING THE PERIOD
-------------------------------------------------------------------------------
  Actual                   $1,000.00        $1,022.20             $2.16
-------------------------------------------------------------------------------
  Hypothetical (5%         $1,000.00        $1,022.66             $2.16
  return before
  expenses)
-------------------------------------------------------------------------------
 BROKER SERVICE         BEGINNING ACCOUNT  ENDING ACCOUNT    EXPENSES PAID
     CLASS               VALUE 2/1/06       VALUE 7/31/06    DURING THE PERIOD
-------------------------------------------------------------------------------
  Actual                   $1,000.00        $1,020.00             $4.31
-------------------------------------------------------------------------------
  Hypothetical (5%         $1,000.00        $1,020.53             $4.31
  return before
  expenses)
-------------------------------------------------------------------------------
   MMA PRAXIS           BEGINNING ACCOUNT  ENDING ACCOUNT    EXPENSES PAID
    CLASS                VALUE 2/1/06       VALUE 7/31/06    DURING THE PERIOD
-------------------------------------------------------------------------------
  Actual                   $1,000.00        $1,021.30             $3.01
-------------------------------------------------------------------------------
  Hypothetical (5%         $1,000.00        $1,021.82             $3.01
  return before
  expenses)
-------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratios of 0.66%, 0.43%, 0.86% and 0.60% for the Individual Investor Class, Institutional Class, Broker Service Class and MMA Praxis Class, respectively, multiplied by the average account value over the period (February 1, 2006 through July 31, 2006), multiplied by 181/365 (to reflect the one-half year period).


                                            SCHEDULE OF INVESTMENTS, (UNAUDITED)
                                                                   JULY 31, 2006

PAX WORLD MONEY MARKET FUND, INC.

FACE                                            MATURITY              VALUE
AMOUNT                                              DATE   YIELD (A) (NOTE 1)
--------------------------------------------------------------------------------
ASSET BACKED COMMERCIAL PAPER: 20.05%

$ 8,000,000   Apreco, LLC.......................09/15/06   5.41%  $ 7,946,600
  8,000,000   Clipper Receivables LLC ..........08/07/06   5.30     7,992,960
  4,000,000   Fountain Square Commercial
              Funding Corp. ....................09/15/06   5.40     3,973,250
  8,000,000   Sheffield Receivables Corporation 08/15/06   5.32     7,983,511
  7,000,000   Windmill Funding Corp. ...........09/06/06   5.39     6,962,620
-----------                                                       -----------
 35,000,000   TOTAL ASSET BACKED COMMERCIAL PAPER                  34,858,941
-----------                                                       -----------

COMMERCIAL PAPER: 9.69%

$ 8,000,000   Private Export Funding Corp. .....09/12/06   5.40%  $ 7,950,066
  8,895,000   Yale University...................08/03/06   5.14     8,892,480
-----------                                                       -----------
 16,895,000   TOTAL COMMERCIAL PAPER                               16,842,546
-----------                                                       -----------

DOMESTIC CERTIFICATE OF DEPOSIT: 2.88%

$ 5,000,000   Wells Fargo Bank, N.A. ...........01/31/07   4.87%  $ 4,999,863
-----------                                                       -----------
  5,000,000   TOTAL DOMESTIC CERTIFICATE OF DEPOSIT                 4,999,863
-----------                                                       -----------

FLOATING RATE SECURITIES: 1.72%

$ 3,000,000   Fifth Third Bank..................05/23/07   5.35%  $ 3,000,000
-----------                                                       -----------
  3,000,000   TOTAL FLOATING RATE SECURITIES                        3,000,000
-----------                                                       -----------

FOREIGN COMMERCIAL PAPER: 7.41%

$ 8,000,000   Svenska Handelsbanken.............10/10/06   5.46%  $ 7,916,311
  5,000,000   Yorkshire Building Society........09/26/06   5.45     4,958,195
-----------                                                       -----------
 13,000,000   TOTAL FOREIGN COMMERCIAL PAPER                       12,874,506
-----------                                                       -----------

REPURCHASE AGREEMENT: 30.37%

$52,800,000   UBS AG, Purchased 07/31/06, 5.26%,
              Repurchase proceeds at maturity $52,807,715
              (Collateralized by $54,177,000, FNS1, 2.375% to
              7.125%, due 01/15/07 to 10/15/15,
              value $53,856,683)................08/01/06   5.26%  $52,800,000
-----------                                                       -----------
 52,800,000   TOTAL REPURCHASE AGREEMENT                           52,800,000
-----------                                                       -----------

   The accompanying notes are an integral part of these financial statements.

                                                                   JULY 31, 2006

PAX WORLD MONEY MARKET FUND, INC.

FACE                                            MATURITY              VALUE
AMOUNT                                              DATE   YIELD (A) (NOTE 1)

U.S. GOVERNMENT AGENCIES: 4.01%

$ 5,000,000   Federal Home Loan Bank............10/16/06   5.02%  $ 4,974,956
  2,000,000   Federal Home Loan Bank............10/27/06   5.08     1,988,951
-----------                                                       -----------
  7,000,000   TOTAL U.S. GOVERNMENT AGENCIES                        6,963,907
-----------                                                       -----------

U.S. GOVERNMENT AGENCY DISCOUNT NOTE: 0.62%

$ 1,090,000   Federal Home Loan Mortgage Corp...12/12/06   5.07%  $ 1,070,268
-----------                                                       -----------
  1,090,000   TOTAL U.S. GOVERNMENT AGENCY DISCOUNT NOTE            1,070,268
-----------                                                       -----------

U.S. GOVERNMENT AGENCY MEDIUM TERM NOTES: 14.37%

$ 5,000,000   Federal Home Loan Mortgage Corp...10/23/06   4.25%  $ 5,000,000
  5,000,000   Federal Home Loan Mortgage Corp...11/15/06   5.10     4,979,904
  5,000,000   Federal Home Loan Mortgage Corp...02/09/07   4.76     5,000,000
  5,000,000   Federal Home Loan Mortgage Corp...04/27/07   5.25     5,000,000
  5,000,000   Federal National Mortgage
              Association.......................08/08/06   4.00     5,000,000
-----------                                                       -----------
 25,000,000   TOTAL U.S. GOVERNMENT AGENCY MEDIUM TERM NOTES       24,979,904
-----------                                                       -----------

VARIABLE RATE DEMAND INSTRUMENTS (B): 8.67%
$ 1,515,000   G & J Land Management - Series 1996
              LOC Fifth Third Bank..............12/01/17   5.40%  $ 1,515,000
  1,385,000   Jake Sweeney Automotive, Inc. - Series 1998
              LOC U.S. Bank, N.A. ..............04/01/10   5.40     1,385,000
  8,820,000   Mobile, AL Springhill Medical Clinic Board RB
              (Springhill Medical Complex) - Series 1996B
              LOC AmSouth Bank..................09/01/11   5.40     8,820,000
  3,355,000   Oak Crest Homes Inc. - Series 1996
              LOC National City Bank............ 11/01/26  5.40     3,355,000
-----------                                                       -----------
 15,075,000   TOTAL VARIABLE RATE DEMAND INSTRUMENTS               15,075,000
-----------                                                       -----------
              TOTAL INVESTMENTS (99.79%) (COST $173,464,935+)     173,464,935
              CASH AND OTHER ASSETS, NET OF LIABILITIES (0.21%)       368,517

              NET ASSETS (100.00%)                                $173,833,452
                                                                  ------------

+    Aggregate cost for federal income tax purposes is identical.

   The accompanying notes are an integral part of these financial statements.

                                                                   JULY 31, 2006

PAX WORLD MONEY MARKET FUND, INC.

FOOTNOTES:

(a) The interest rate shown reflects the security's yield, if yield is not available, the coupon is shown.

(b) Securities payable on demand at par including accrued interest (with seven days' notice). Interest is adjusted weekly.

KEY NOTES:

FNS1    =  Federal National Mortgage Association Debentures
LOC     =  Letter of Credit
RB      =  Revenue Bond

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY:
----------------------------------------------------------------
  SECURITIES MATURING IN         VALUE         % OF PORTFOLIO
----------------------------------------------------------------
  Less than 31 Days             $100,743,951       58.08%
  31 through 60 Days              31,790,731       18.32%
  61 through 90 Days              19,880,218       11.46%
  91 through 120 Days              4,979,904        2.87%
  121 through 180 Days             1,070,268        0.62%
  Over 180 Days                   14,999,863        8.65%
----------------------------------------------------------------
  Total                         $173,464,935      100.00%
----------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                STATEMENT OF ASSETS AND LIABILITIES, (UNAUDITED)
                                                                  JULY 31, 2006

PAX WORLD MONEY MARKET FUND, INC.

ASSETS:

   Investments in securities, at amortized cost (Note 1)......$   120,664,935
   Repurchase agreement.......................................     52,800,000
   Cash.......................................................         90,386
   Accrued interest receivable................................        450,898
   Prepaid expenses...........................................         21,778
                                                                -------------
         Total assets.........................................    174,027,997
                                                                -------------

LIABILITIES:

   Payable to affiliates*.....................................         25,683
   Accrued expenses...........................................        126,284
   Dividends payable..........................................         42,578
                                                                -------------
         Total liabilities....................................        194,545
                                                                -------------
   NET ASSETS.................................................$   173,833,452
                                                                =============

SOURCE OF NET ASSETS:

   Net capital paid in on shares of capital stock (Note 3)....$   173,834,907

   Accumulated net realized loss..............................         (1,455)
                                                                -------------
   NET ASSETS.................................................$   173,833,452
                                                                =============
   NET ASSET VALUE, PER SHARE (NOTE 3):

     Individual Investor Class shares, ($29,342,080 applicable to
         29,342,326 shares outstanding).......................         $ 1.00
                                                                       ======
     Institutional Class shares, ($82,407,858 applicable to
        82,408,548 shares outstanding)........................         $ 1.00
                                                                       ======
     Broker Service Class shares, ($49,270,693 applicable to
         49,271,105 shares outstanding).......................         $ 1.00
                                                                       ======
     Praxis Class shares, ($12,812,821 applicable to
         12,812,928 shares outstanding).......................         $ 1.00
                                                                       ======

* Includes fees payable to PAX World Management Corp., Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.

   The accompanying notes are an integral part of these financial statements.

                                            STATEMENT OF OPERATIONS, (UNAUDITED)
                                                  SIX MONTHS ENDED JULY 31, 2006

PAX WORLD MONEY MARKET FUND, INC.

Investment income
   Income:

     Interest...................................................$  4,650,106
                                                                  ----------
   Expenses: (Note 2)

     Advisory fee...............................................     143,875
     Administrative services fee................................      95,916
     Shareholder servicing fee (Individual Investor Class)......      32,293
     Shareholder servicing fee (Broker Service Class)...........      54,660
     Shareholder servicing fee (MMA Praxis Class)...............      15,037
     Custodian expenses.........................................       9,104
     Shareholder servicing and related shareholder expenses+....     150,381
     Legal fees, compliance and filing fees.....................      70,736
     Audit and accounting.......................................      72,550
     Directors' fees and expenses...............................       9,307
     Other......................................................       8,589
                                                                  ----------
        Total expenses..........................................     662,448
        Less:
        Expenses paid indirectly (Note 2).......................      (3,192)
        Fees waived (Note 2)....................................     (68,353)
        Expenses reimbursed (Note 2)............................     (47,269)
                                                                  ----------
     Net expenses ..............................................     543,634
                                                                  ----------
   Net investment income........................................   4,106,472
Realized gain (loss) on investments
   Net realized loss on investments.............................       (133)
                                                                  ----------
   Increase in net assets from operations.......................$  4,106,339
                                                                  ==========

+ Includes class specific transfer agency expenses of $2,583, $19,292, $48,101 and $11,466 for Individual Investor Class, Institutional Class, Broker Service Class and MMA Praxis Class, respectively.

   The accompanying notes are an integral part of these financial statements.

                                STATEMENTS OF CHANGES IN NET ASSETS, (UNAUDITED)
                                                                   JULY 31, 2006

PAX WORLD MONEY MARKET FUND, INC.

                                              SIX MONTHS
                                                 ENDED               YEAR
                                             JULY 31, 2006           ENDED
                                              (UNAUDITED)      JANUARY 31, 2006

Increase (decrease) in net assets Operations:
   Net investment income.................    $ 4,106,472         $ 5,525,387
   ......Net realized gain on investments           (133)                -0-
                                               ---------           ---------
   Increase in net assets from operations      4,106,339           5,525,387
Dividends to shareholders from:
Net investment income:
   Individual Investor Class.............       (542,447)           (646,275)
   Institutional Class...................     (2,432,165)         (3,670,145)
   Broker Service Class..................       (875,523)           (909,106)
   MMA Praxis Class......................       (256,337)           (299,861)
                                             -----------         -----------
   Total dividends to shareholders.......     (4,106,472)         (5,525,387)
Capital share transactions (Note 3):
   Individual Investor Class.............      4,705,888           3,044,782
   Institutional Class...................    (23,143,242)        (29,599,235)
   Broker Service Class..................     12,046,005           2,813,779
   MMA Praxis Class......................      1,689,085            (735,473)
                                             -----------         -----------
   Total capital share transactions......     (4,702,264)        (24,476,147)
                                             -----------         -----------
      Total increase(decrease)...........     (4,702,397)        (24,476,147)
Net assets:
   Beginning of period...................    178,535,849         203,011,996
                                             -----------         -----------
   End of period.........................   $173,833,452        $178,535,849
                                             ============        ============
   Undistributed net investment income...    $       -0-         $       -0-
                                             ===========         ===========

   The accompanying notes are an integral part of these financial statements.
                                       9

                                      NOTES TO FINANCIAL STATEMENTS, (UNAUDITED)
                                                                   JULY 31, 2006

PAX WORLD MONEY MARKET FUND, INC.

1. SUMMARY OF ACCOUNTING POLICIES

Pax World Money Market Fund, Inc. is a no-load, open-end management investment company registered under the Investment Company Act of 1940. The Fund has four classes of stock authorized, the Individual Investor Class, the Institutional Class, the Broker Service Class and the MMA Praxis Class. The Individual Investor Class, the Broker Service Class and the MMA Praxis Class shares are subject to service fees pursuant to the Fund's Rule 12b-1 Distribution and Service Plans. The Institutional Class shares are not subject to a service fee. The Broker Service Class shares are subject to an additional sub-accounting and administration fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of the Fund. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

A) VALUATION OF SECURITIES

Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

                                                                   JULY 31, 2006

PAX WORLD MONEY MARKET FUND, INC.

1. SUMMARY OF ACCOUNTING POLICIES, CONTINUED

B) REPURCHASE AGREEMENTS

In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair market value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

C) FEDERAL INCOME TAXES

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. Distributions of net investment income are taxable to shareholders as ordinary income.

D) DIVIDENDS AND DISTRIBUTIONS

Dividends from investment income (including net realized short-term capital gains) are declared daily and paid monthly. Capital gains distributions if any, will be made at least annually and in no event later than sixty days after the end of the Fund's fiscal year.

E) USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F) GENERAL

Securities transactions are recorded on a trade date basis. Interest income is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

                                      NOTES TO FINANCIAL STATEMENTS, (UNAUDITED)
                                                                   JULY 31, 2006

2.        INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS  WITH AFFILIATES

Under the Advisory Agreement, the Fund pays Pax World Management Corp. (the "Advisor") an annual advisory fee of 0.15% of the Fund's average daily net assets. Pursuant to the terms of a Sub-Advisory Agreement between the Advisor and Reich & Tang Asset Management, LLC (the "Sub-Advisor"), the Advisor, from its advisory fee, will pay the Sub-Advisor an annual fee computed at the rate of 0.075% of the Fund's average daily net assets.

Pursuant to an Administrative Services Agreement for the Fund, the Sub-Advisor receives an annual fee of 0.10% of the Fund's average daily net assets. Pursuant to Distribution and Service Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Sub-Advisor, have entered into Distribution Agreements (with respect to all classes) and Shareholder Servicing Agreements only with respect to the Individual Investor Class, the Broker Service Class and the MMA Praxis Class shares of the Fund. For its services under the Shareholder Servicing Agreements, the Distributor receives from the Fund a service fee equal to 0.25% per annum of the average daily net assets with respect only to the Individual Investor Class, the Broker Service Class and the MMA Praxis Class shares. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plans.

For the period ended July 31, 2006, the Advisor and Distributor voluntarily waived the following fees:

Advisory fees                                                   $ 54,481
Shareholder Servicing fees - MMA Praxis Class                     13,872
                                                               -----------
                                                  Total         $ 68,353
                                                               ===========

The Advisor and Distributor have no right to recoup prior fee waivers.

                                      NOTES TO FINANCIAL STATEMENTS, (UNAUDITED)
                                                                   JULY 31, 2006

2. INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES, CONTINUED


In addition, although not required to do so, the Advisor has agreed to reimburse class specific expenses amounting to $47,269 for the Individual Investor Class. Fees are paid to Directors who are unaffiliated with the Sub-Advisor on the basis of $2,000 per annum plus $300 per meeting attended (there are five scheduled board meetings each year) and each member of the Audit Committee will receive an aggregate payment of $750 per Audit Committee meeting attended allocated among the funds of the Reich & Tang Complex. In addition, the Audit Committee Chairman receives an aggregate payment of $1,000 per quarter allocated among the funds of the Reich & Tang Complex on whose Audit Committee he serves. Effective January 1, 2006, the Lead Independent Director will receive an additional annual fee of $8,000 and the Deputy Lead Director will receive an annual fee of $4,000, both fees paid quarterly and allocated among the funds of the Reich & Tang Complex.

Included under the caption "Shareholder servicing and related shareholder expenses" are fees of $15,513 paid to Reich & Tang Services, Inc. an affiliate of the Sub-Advisor as transfer agent for the Broker Service Class and the Institutional Class (the "Transfer Agent"). Pursuant to the Transfer Agency Agreement, the Transfer Agent receives a fee of $17.40 per account per year or a minimum of 0.02% of the monthly average net assets of the Institutional and Broker Services Classes of the fund. For the period ended July 31, 2006, these fees amounted to an annual rate of 0.02% of the monthly average net assets of the Institutional and Broker Service Classes. Also included in this caption are fees of $43,728 for sub-accounting and administrative services provided by the Distributor. Pursuant to an agreement with the Distributor, these fees were charged at an annual rate of 0.20% of the average daily net assets of the Broker Service class.

For the period ended July 31, 2006, the Fund had the following expense offsets:

Custodian expenses                             $     3,192
                                               -----------
              Total                            $     3,192
                                               ===========

                                      NOTES TO FINANCIAL STATEMENTS, (UNAUDITED)
                                                                   JULY 31, 2006

3. CAPITAL STOCK

At July 31, 2006, 20,000,000,000 shares of $.001 par value stock were authorized. Transactions in capital stock, all at $1.00 per share, were as follows:

                                         SIX MONTHS ENDED            YEAR
                                           JULY 31, 2006             ENDED
                                            (UNAUDITED)        JANUARY 31, 2006

INDIVIDUAL INVESTOR CLASS

Sold................................         18,013,777            21,190,425
Issued on reinvestment of dividends.            543,281               645,740
Redeemed............................       (13,851,170)           (18,791,383)
                                          ------------          -------------
Net increase(decrease) .............          4,705,888             3,044,782
                                          =============         =============

INSTITUTIONAL CLASS

Sold................................        399,681,799           749,184,004
Issued on reinvestment of dividends.          2,040,968             3,135,870
Redeemed............................       (424,866,009)         (781,919,109)
                                          -------------         -------------
Net increase(decrease)..............        (23,143,242)          (29,599,235)
                                          =============         =============

BROKER SERVICE CLASS

Sold................................         41,521,195            70,350,414
Issued on reinvestment of dividends.            875,522               909,105
Redeemed............................        (30,350,712)          (68,445,740)
                                          -------------         -------------
Net increase(decrease)..............         12,046,005             2,813,779
                                          =============         =============

MMA PRAXIS CLASS

Sold................................          4,804,584             4,533,552
Issued on reinvestment of dividends.            256,317               299,879
Redeemed............................         (3,371,816)           (5,568,904)
                                          ------------          -------------
Net increase(decrease)..............          1,689,085              (735,473)
                                          =============         =============

                                      NOTES TO FINANCIAL STATEMENTS, (UNAUDITED)
                                                                   JULY 31, 2006

4. TAX INFORMATION

The tax character of all distributions paid during the years ended January 31, 2006 and 2005 was ordinary income. At January 31, 2006, the Fund had unused capital loss carryforwards of $1,322, available for Federal income tax purposes to be applied against future gains, if any. If not applied against future gains $1,170 and $152 will expire in the years 2010 and 2011, respectively.

At January 31, 2006, the Fund had no distributable earnings.

                                                                   JULY 31, 2006
PAX WORLD MONEY MARKET FUND, INC.

5. FINANCIAL HIGHLIGHTS

                                                INDIVIDUAL
                                               INVESTOR CLASS
                                    ---------------------------------------------------------
                                    SIX MONTHS            YEARS ENDED
                                       ENDED              JANUARY 31,
                                   JULY 31, 2006
                                    (UNAUDITED)   2006      2005      2004     2003     2002
                                    -----------   -----     ------    ------   ------   -----
PER SHARE OPERATING PERFORMANCE:
(for a share outstanding
   throughout the period)
Net asset value, beginning of period..  $1.00      $1.00     $1.00     $1.00    $1.00    $1.00
                                       -------    -------   -------   -------  -------  ------
Income from investment operations:
   Net investment income..............  0.021      0.028     0.009     0.006    0.013    0.033
Net realized and unrealized gain(loss)
   on investments..................... (0.000)      --        --        --     (0.000)  (0.000)
                                        ------     -----     -----     ------   ------   ------
Total from investment operations......  0.021      0.028     0.009     0.006    0.013    0.033
Less distributions from:
   Dividends from net
     investment income................ (0.021)    (0.028)   (0.009)   (0.006)  (0.013)  (0.033)
Net realized gains on investments.....   --         --        --        --       --       --
                                        -----      -----     ------    ------   ------   ------
Total distributions................... (0.021)    (0.028)   (0.009)   (0.006)  (0.013)  (0.033)
                                        -------   --------  -------   -------   ------- -------
Net asset value, end of period........ $1.00       $1.00    $1.00     $1.00    $1.00    $1.00
                                       ========   ========  =======   =======  ======== =======
------------------------------------------------------------------------------------------------
TOTAL RETURN..........................  2.10%(a)    2.81%    0.87%     0.59%    1.28%    3.37%
------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)....... $29,342     $24,636  $21,592   $21,504  $21,994  $19,977
Ratios to average net assets:
 Expenses (net of fees waived
  and expenses reimbursed) (b)........  0.66%(c)   0.66%     0.65%     0.62%    0.60%    0.60%
 Net investment income................  4.20%(c)   2.79%     0.87%     0.59%    1.27%    3.26%
 Advisory fees waived.................  0.06%(c)   0.05%     0.09%     0.08%    0.04%    0.04%
 Expenses reimbursed..................  0.37%(c)   0.34%     0.36%     0.33%    0.32%    0.34%
 Expenses paid indirectly.............  0.00%(c)   0.00%     0.00%     0.00%    0.00%    0.00%

(a)  Not Annualized
(b)  Includes expenses paid indirectly
(c)  Annualized

                                      NOTES TO FINANCIAL STATEMENTS, (UNAUDITED)
                                                                   JULY 31, 2006

5. FINANCIAL HIGHLIGHTS, CONTINUED

                                               INSTITUTIONAL CLASS
                                    ---------------------------------------------------------
                                    SIX MONTHS            YEARS ENDED
                                       ENDED              JANUARY 31,
                                   JULY 31, 2006
                                    (UNAUDITED)   2006      2005      2004     2003     2002
                                    -----------   -----     ------    ------   ------   -----
PER SHARE OPERATING PERFORMANCE:
(for a share outstanding
   throughout the period)
Net asset value, beginning of period.. $1.00      $1.00     $1.00     $1.00    $1.00    $1.00
                                       -------    -------   -------   -------  -------  ------
Income from investment operations:
   Net investment income..............  0.022      0.030     0.011     0.008    0.015    0.036
Net realized and unrealized gain(loss)
   on investments..................... (0.000)      --        --        --     (0.000)  (0.000)
                                        ------     -----     -----     ------   ------   ------
Total from investment operations......  0.022      0.030     0.011     0.008    0.015    0.036
Less distributions from:
   Dividends from net
     investment income................ (0.022)    (0.030)   (0.011)   (0.008)  (0.015)  (0.036)
Net realized gains on investments.....   --         --        --        --       --       --
                                        -----      -----     ------    ------   ------   ------
Total distributions................... (0.022)    (0.030)   (0.011)   (0.008)  (0.015)  (0.036)
                                       --------  --------   -------   -------   ------   ------
Net asset value, end of period........ $1.00      $1.00     $1.00     $1.00    $1.00    $1.00
                                       ========   ========  =======   =======  =======  =======
-----------------------------------------------------------------------------------------------
TOTAL RETURN..........................  2.22%(a)   3.06%     1.12%     0.84%   1.54%     3.63%
-----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)....... $82,408  $105,551  $135,150  $112,704 $183,181 $200,653
Ratios to average net assets:
   Expenses (net of fees waived and
     expenses reimbursed) (b).........  0.43%(c)   0.41%     0.40%     0.37%    0.35%    0.35%
   Net investment income..............  4.41%(c)   2.99%     1.11%     0.86%    1.53%    3.54%
   Advisory fees waived...............  0.06%(c)   0.05%     0.09%     0.08%    0.04%    0.04%
   Expenses paid indirectly...........  0.00%(c)   0.00%     0.00%     0.00%    0.00%    0.00%

(a)  Not Annualized
(b)  Includes expenses paid indirectly
(c)  Annualized

                                      NOTES TO FINANCIAL STATEMENTS, (UNAUDITED)
                                                                   JULY 31, 2006

5. FINANCIAL HIGHLIGHTS, CONTINUED

                                               BROKER SERVICE CLASS
                                    ---------------------------------------------------------
                                    SIX MONTHS            YEARS ENDED
                                       ENDED              JANUARY 31,
                                   JULY 31, 2006
                                    (UNAUDITED)   2006      2005      2004     2003     2002
                                    -----------   -----     ------    ------   ------   -----
PER SHARE OPERATING PERFORMANCE:
(for a share outstanding
   throughout the period)
Net asset value, beginning of period.. $1.00      $1.00     $1.00     $1.00    $1.00    $1.00
                                       -------    -------   -------   -------  -------  ------
Income from investment operations:
   Net investment income..............  0.020      0.026     0.007     0.004    0.011    0.031
Net realized and unrealized gain(loss)
   on investments..................... (0.000)      --        --        --     (0.000)  (0.000)
                                        ------     -----     -----    ------    ------   ------
Total from investment operations......  0.020      0.026     0.007     0.004    0.011    0.031
Less distributions from:
   Dividends from net
     investment income................ (0.020)    (0.026)   (0.007)   (0.004)  (0.011)  (0.031)
Net realized gains on investments.....   --         --        --        --       --       --
                                        -----      -----    ------     ------   ------  -------
Total distributions................... (0.020)    (0.026)   (0.007)   (0.004)  (0.011)  (0.031)
                                       -------    -------   -------   -------  -------  -------
Net asset value, end of period........ $1.00      $1.00     $1.00     $1.00    $1.00    $1.00
                                       =======    =======   =======   =======  =======  =======
-----------------------------------------------------------------------------------------------
TOTAL RETURN..........................  2.00%(a)   2.60%     0.67%     0.39%    1.08%    3.16%
-----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)....... $49,270   $37,225   $34,411    $29,343 $19,633  $19,298
Ratios to average net assets:
   Expenses (net of fees waived and
     expenses reimbursed) (b) ........  0.86%(c)   0.86%     0.84%     0.82%    0.80%    0.80%
   Net investment income..............  4.00%(c)   2.56%     0.68%     0.38%    1.07%    2.91%
   Advisory fees waived...............  0.06%(c)   0.05%     0.09%     0.08%    0.04%    0.04%
   Expenses paid indirectly...........  0.00%(c)   0.00%     0.00%     0.00%    0.00%    0.00%

(a)  Not Annualized
(b)  Includes expenses paid indirectly
(c)  Annualized

                                      NOTES TO FINANCIAL STATEMENTS, (UNAUDITED)
                                                                   JULY 31, 2006

5. FINANCIAL HIGHLIGHTS, CONTINUED

                                               MMA PRAXIS CLASS
                                    ---------------------------------------------------------
                                    SIX MONTHS            YEARS ENDED
                                       ENDED              JANUARY 31,
                                   JULY 31, 2006
                                    (UNAUDITED)   2006      2005      2004     2003     2002
                                    -----------   -----     ------    ------   ------   -----
PER SHARE OPERATING PERFORMANCE:
(for a share outstanding
   throughout the period)
Net asset value, beginning of period.. $1.00      $1.00     $1.00     $1.00    $1.00    $1.00
                                       -------    -------   -------   -------  -------  ------
Income from investment operations:
   Net investment income..............  0.021     0.028      0.009     0.006    0.013    0.033
Net realized and unrealized gain(loss)
   on investments..................... (0.000)      --        --        --     (0.000)  (0.000)
                                        ------    -----      -----     ------   -------  -------
Total from investment operations......  0.021     0.028      0.009     0.006    0.013    0.033
Less distributions from:
   Dividends from net
     investment income................ (0.021)   (0.028)    (0.009)   (0.006)  (0.013)  (0.033)
Net realized gains on investments        --        --         --        --       --       --
                                        -----     -----      ------    ------   ------   ------
Total distributions................... (0.021)   (0.028)    (0.009)   (0.006)  (0.013)  (0.033)
                                       -------   -------    -------   -------  -------  -------
Net asset value, end of period........ $1.00     $1.00      $1.00     $1.00    $1.00    $1.00
                                       =======   =======    =======   =======  =======  =======
-----------------------------------------------------------------------------------------------
TOTAL RETURN..........................  2.13%(a)  2.87%      0.91%     0.61%    1.28%    3.37%
-----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000).......$12,813   $11,124    $11,859   $11,429  $12,267  $13,095
Ratios to average net assets:
   Expenses (net of fees waived and...
     expenses reimbursed) (b).........  0.60%(c)  0.60%      0.60%    0.60%     0.60%    0.60%
   Net investment income..............  4.26%(c)  2.82%      0.88%    0.62%     1.28%    3.24%
   Advisory fees waived...............  0.06%(c)  0.05%      0.09%    0.08%     0.04%    0.04%
   Shareholder servicing
     fees waived......................  0.23%(c)  0.22%      0.21%    0.18%     0.09%    0.08%
   Expenses paid indirectly...........  0.00%(c)  0.00%      0.00%    0.00%     0.00%    0.00%

(a)  Not Annualized
(b)  Includes expenses paid indirectly
(c)  Annualized

PAX WORLD MONEY MARKET FUND, INC.

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http://www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

                          Account Options and Services*

At Pax World, we are pleased to offer a variety of account options and shareholder services to help meet your investment needs.

TYPES OF ACCOUNTS

REGULAR ACCOUNTS: Individual, business and trust accounts are available for all Pax World Funds.

TRADITIONAL IRA: Certain individuals can make tax-deductible contributions to this account. Taxes are paid only when funds are withdrawn, usually in retirement, when investors may be in a lower tax bracket.

ROTH IRA: Contributions to a Roth IRA are not deductible, but after five years some types of withdrawals are tax-free.

SIMPLE IRA: This is an easy-to-maintain retirement plan designed for small businesses of up to 100 employees.

SEP IRA: This is an employer-funded retirement plan popular with small businesses and self-employed persons.

EDUCATION SAVINGS ACCOUNT & UNIFORM GIFT TO MINORS ACCOUNT (UGMA): These plans provide excellent ways to save for a child's education.

403(B)(7) PENSION PLAN: This plan is available to persons employed by non-profit organizations.

SERVICES

AUTOMATIC INVESTMENT PLAN: You may arrange to have a fixed amount automatically deducted from your checking or savings account and invested in your Pax World account on a monthly or quarterly basis. AUTOMATIC INVESTMENT PLANS DO NOT ASSURE A PROFIT AND DO NOT PROTECT AGAINST LOSS IN DECLINING MARKETS.

VOLUNTARY WITHDRAWAL PLAN: This plan makes it possible for investors to receive a monthly check from their Pax World account. This plan requires a minimum investment of $10,000.

ONLINE ACCOUNT ACCESS: Utilizing a unique ID number and PIN, you can access your Pax World account(s) online to review your account balances or histories; purchase or redeem fund shares; or make exchanges between different Pax World Funds.

WWW.PAX WORLD.COM: Learn all about Pax World through our web site! You can check Fund performance, read about our portfolio managers, view CONNECTION - our quarterly newsletter, and see how Pax World voted on various proxies for the companies in our portfolios.

* This report is intended for shareholders of the Pax World Money Market Fund only, and is not authorized for distribution to other persons unless accompanied or preceded by a prospectus, which contains more complete information including fees and expenses, and should be read carefully before investing. Please request a prospectus by calling (800) 767-1729, via e-mail at info@PAX WORLD.com, or by visiting our web site at www.PAX WORLD.com. All mutual fund investments involve risk, and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Always consult your personal tax adviser before making any tax-related investment decision. Distributor: Reich & Tang Distributors, Inc. Member NASD/SIPC.

PAX WORLD
ETHICAL INVESTING

                         PAX World
                         222 State Street
                         Portsmouth, NH 03801
[GRAPHIC OMITTED]        800.767.1729
                         web  www.PAXWORLD.com
                         email  info@PAXWORLD.com

                         For general fund information:
[GRAPHIC OMITTED]        800.767.1729

                         For shareholder account information:
[GRAPHIC OMITTED]        800.372.7827

                         For broker services:
[GRAPHIC OMITTED]        800.635.1404

                         Address all account inquiries to:
                         PAX World
                         P.O. Box 9824
                         Providence, RI 02940-8024

[GRAPHIC OMITTED]        printed in USA on recycled paper


ITEM 2:    CODE OF ETHICS

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 3:    AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 4:    PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 5:    AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6:    SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9:    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

ITEM 10:   CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 11:   EXHIBITS

(a)(1) Not applicable (disclosure required in annual report on N-CSR only).

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.


(a)(3) Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)Pax World Money Market Fund, Inc.

By (Signature and Title)*        /s/Rosanne Holtzer
                                    Rosanne Holtzer, Secretary

Date: October 6, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/Thomas W. Grant
                                    Thomas W. Grant, President
Date: October 6, 2006

By (Signature and Title)*        /s/Anthony Pace
                                    Anthony Pace, Treasurer

Date: October 6, 2006

* Print the name and title of each signing officer under his or her signature.